Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Revenue from Related Parties	$ 973	$ 654	$ 2,970	$ 3,253
Related Party Transaction [Line Items]
Contract assets	18,460		18,000	11,700	$ 6,186
Equity Method Investee | Transactions with Equity Method Investees
Related Party Transaction [Line Items]
Accounts receivable	626		1,821	1,071
Contract assets			0	60
Purchases and open accounts payable	$ 3,048		$ 3,195	$ 2,575